Borrowings - Schedule of Financial Liabilities by Maturity Grouping (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	€ 2,741	€ 897
Trade payables and customer advances	281,819	314,137
Borrowings	386,095
Lease liabilities	631,097	593,725
Other non-current financial liabilities	141,239	158,658
Total	1,442,991	€ 1,470,039
Total contractual cash flows
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	2,741
Trade payables and customer advances	281,819
Borrowings	402,560
Lease liabilities	715,344
Other non-current financial liabilities	141,239
Total	1,543,703
Within 1 year
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	2,741
Trade payables and customer advances	281,819
Borrowings	176,807
Lease liabilities	154,605
Other non-current financial liabilities	0
Total	615,972
Between 1 and 2 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	125,424
Lease liabilities	127,093
Other non-current financial liabilities	0
Total	252,517
Between 2 and 3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	94,045
Lease liabilities	105,988
Other non-current financial liabilities	0
Total	200,033
Beyond 3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	6,284
Lease liabilities	327,658
Other non-current financial liabilities	141,239
Total	€ 475,181